Acquisitions and Disposals - 2022, 2021 and 2020 Acquisitions - Additional Information (Detail) $ / shares in Units, ر.س in Millions, £ in Millions, shares in Millions, $ in Millions							12 Months Ended
	Aug. 15, 2022 GBP (£)	Jul. 18, 2022 GBP (£)	Jul. 01, 2022 GBP (£)	May 20, 2021 USD ($) $ / shares shares	Sep. 28, 2020 GBP (£)	Apr. 01, 2020 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Nov. 24, 2022 GBP (£)	Nov. 24, 2022 SAR (ر.س)	Aug. 15, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill							£ 7,046.0	£ 10,552.0	£ 10,597.0
Total profit on disposal									2,795.0
Assets (liabilities)							10,096.0	21,342.0
Additions through business combinations (Note •)							1,127.0
Total gain on the demerger of Consumer Healthcare							10,084.0
Reclassification of cumulative exchange differences arising on translation of foreign currency net assets of divested subsidiaries and offsetting net investment hedges reserves		£ 600.0
Consumer Health Care Bangladesh [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred on disposal									478.0
GSK Shareholders [Member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		54.50%
GSK and GSKs Consolidated ESOT Trusts [Member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		6.00%
Scottish Limited Partnerships [Member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		7.50%
GSK Aggregate Holding [Member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		13.50%
Percentage Of Ownership Divested		80.10%
Fair value of holding		£ 3,900.0
Liability Eliminated On Demerger		6,300.0
Additional gain amount		2,400.0
Carrying Value Of Investment Net Of Non Controlling Interest		£ 11.0
GSK Holding [Member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		54.50%
Gain on distribution of fair value less book value of the attributable net assets of discontinued business amount		£ 7,700.0
Pfizer [member] | Haleon plc [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		32.00%
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Total consideration value								10.0
Cash consideration								1.0
Consumer Healthcare Business [Member]
Disclosure of detailed information about business combination [line items]
Percentage of GSK holding		68.00%
Dividend funded by debt financing		£ 10,400.0
Dividends distributed from cash balance		600.0
Fair value of the assets distributed		15,500.0
Dividend funded by debt financing attributable to GSK		7,100.0
Dividends distributed from cash balance attributable to GSK		£ 400.0
Consumer Healthcare Business [Member] | GSK Holding [Member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed		54.50%
Associates [member]
Disclosure of detailed information about business combination [line items]
Cash investment in associates and joint ventures									4.0
Cash consideration paid (received)									£ 4.0
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage Of Ownership Distributed									5.70%
Cash consideration paid (received)						£ (395.0)
GSK Consumer Healthcare Limited With Hindustan Unilever Limited [member] | Disposal groups classified as held for sale [member] | 2020 disposals [Member] | Bangladesh Consumer Healthcare [Member]
Disclosure of detailed information about business combination [line items]
Total consideration value									£ 177.0
Pfizer Biotech Corporation Taiwan [member]
Disclosure of detailed information about business combination [line items]
Non-cash consideration					£ 129.0
Goodwill					124.0				124.0
Non controlling interest					£ 14.0
Percentage acquired					55.00%
Cash consideration					£ 21.0
Other assets					18.0
Assets (liabilities)					£ 20.0
Horlicks [Member]
Disclosure of detailed information about business combination [line items]
Derivative									£ 240.0
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Total consideration value								10.0
Business combinations [member] | 2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Total profit on disposal								£ 24.0
Business combinations [member] | Associates And Joint Ventures Two Thousand And Twenty One Disposals [Member] | Innoviva Inc [member]
Disclosure of detailed information about business combination [line items]
Investment owned number of shares disposed off | shares				32
Disposal of interest in associates consideration receivable per share | $ / shares				$ 12.25
Gross proceeds from disposal of interest in associates | $				$ 392
Sierra Oncology Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage acquired			100.00%										100.00%
Cash consideration			£ 1,600.0										$ 1,900
Payments Made For Transaction Costs And Other			£ 52.0
Additions through business combinations (Note •)							162.0
Affinivax, Inc [Member]
Disclosure of detailed information about business combination [line items]
Percentage acquired	100.00%											100.00%
Cash consideration	£ 1,800.0											$ 2,200
Payments Made For Transaction Costs And Other	71.0
Business combination potential milestone payment per tranche	500.0											$ 600
Additions through business combinations (Note •)							965.0
Contingent liabilities recognised as of acquisition date	£ 482.0
2022 Business acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid (received)							£ 5.0
Glaxo Saudi Arabia Limited [Member]
Disclosure of detailed information about business combination [line items]
Business Combination Consideration Payable For Step Acquisition										£ 21.0	ر.س 94
Business combination step acquisition remaining equity interest acquired										25.00%	25.00%